PROPERTY, PLANT, AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of property, plant, and equipment, net
Details on property, plant, and equipment, net were as follows:

	Useful lives (In years)	December 31,
		2014	2013
		(Dollars in thousands)
Gathering and processing systems and related equipment	30	$1,462,706	$1,212,227
Construction in progress	n/a	44,447	94,130
Other	4-15	28,871	21,885
Total		1,536,024	1,328,242
Less accumulated depreciation		121,674	71,928
Property, plant, and equipment, net		$1,414,350	$1,256,314

Schedule of depreciation expense related to property, plant and equipment and capitalized interest
Depreciation expense related to property, plant, and equipment and capitalized interest were as follows:

	Year ended December 31,
	2014	2013	2012
	(In thousands)
Depreciation expense	$49,816	$37,313	$22,422
Capitalized interest	3,778	6,255	2,784